Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax benefit	$ (2,880,025)	$ (2,390,714)	$ (2,423,308)
State and provincial income tax, net of federal benefit	(604,354)	(47,976)	(449,481)
Permanent differences	234,247	158,207	367,766
US-Foreign rate differential	359,729	(165,029)	245,256
Other, net	73,220	(11,125)	581,653
Income tax benefit before valuation allowance	(2,817,183)	(2,456,637)	(1,678,114)
Change in valuation allowance	2,817,183	2,456,637	1,678,114
Total income tax	$ 0	$ 0	$ 0